Stockholders' Equity	4 Months Ended
Jun. 30, 2014
Stockholders' Equity Attributable to Parent [Abstract]
Stockholders' Equity

NOTE 5 - STOCKHOLDERS’ EQUITY

The Company was formed with one class of common stock, $0.0001 par value and is authorized to issue 100,000,000 common shares and one class of preferred stock, $0.0001 par value and is authorized to issue 10,000,000 shares. Voting rights are not cumulative and, therefore, the holders of more than 50% of the common stock could, if they chose to do so, elect all of the directors of the Company.

On February 28, 2014, the Company issued 20,000,000 shares of common stock to its founders, Jeremy Draper and Don L. Rose. Jeremy Draper and Don L. Rose are the Company’s directors and officer. The Company issued this stock to Mr. Draper and Mr. Rose in exchange for $2,000 of services rendered to the Company in its formation at a price of $0.0001 per share. The Company’s directors approved the value of the services rendered based on their belief that the value was reasonable.

As of June 30, 2014, there are 20,000,000 shares of common stock outstanding.